SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions		1 Months Ended							12 Months Ended
		Feb. 29, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash Flows From Operating Activities:
Net income									$ 8,480		$ 3,903		$ 722
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of equity-based compensation									122		121		123
Changes in:
Accounts payable, accrued expenses, and other liabilities									1,236		700		199
Income taxes									(358)		181		(515)
Other, net									(301)		(241)		(74)
Net cash provided by operating activities									15,119		10,643		6,849
Cash Flows From Investing Activities:
Net Cash Provided by (Used in) Investing Activities									(13,749)		(10,842)		(7,956)
Cash Flows From Financing Activities:
Redemption of preferred shares1	[1]								(500)		0		0
Dividends paid to common shareholders	[1]								(674)		(234)		(234)
Dividends paid to preferred shareholders		$ (8)	$ (10)	$ (10)	$ (10)	$ (13)	$ (14)	$ (13)	(8)	[1]	(43)	[1]	(27)	[1]
Acquisition of treasury shares for restricted stock tax liabilities									(121)		(95)		(77)
Acquisition of treasury shares acquired in open market									(13)		(46)		(22)
Net proceeds from debt issuance									0		496		1,486
Net cash provided by (used in) financing activities									(1,316)		78		1,126
Change in cash, cash equivalents, and restricted cash									54		(121)		19
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year									100		221		202
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year			100						154		100		221
Parent Company
Cash Flows From Operating Activities:
Net income									8,480		3,903		722
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries									(4,947)		(3,572)		(325)
Amortization of equity-based compensation									4		3		3
Changes in:
Intercompany receivable									246		(421)		(79)
Accounts payable, accrued expenses, and other liabilities									26		12		(22)
Income taxes									(318)		301		29
Other, net									28		10		60
Net cash provided by operating activities									3,519		236		388
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries									(182)		(621)		(798)
Received from (paid to) investment subsidiary									(2,021)		307		(716)
Net Cash Provided by (Used in) Investing Activities									(2,203)		(314)		(1,514)
Cash Flows From Financing Activities:
Redemption of preferred shares1									(500)		0		0
Dividends paid to common shareholders									(674)		(234)		(234)
Dividends paid to preferred shareholders									(8)		(43)		(27)
Acquisition of treasury shares for restricted stock tax liabilities									(121)		(95)		(77)
Acquisition of treasury shares acquired in open market									(13)		(46)		(22)
Net proceeds from debt issuance									0		496		1,486
Net cash provided by (used in) financing activities									(1,316)		78		1,126
Change in cash, cash equivalents, and restricted cash									0		0		0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year									0		0		0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year			$ 0						$ 0		$ 0		$ 0

[1]	See Note 14 – Dividends for further discussion.